Non-current assets held for sale - Summary of Impairment Loss on Non Current Assets Held For Sale (Details) - Real estate - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Impairment Loss On Non Current Assets Held For Sale [Line Items]
Total	$ (919,387)	$ (1,303,228)
Real estate held for sale - Llavallol
Schedule Of Impairment Loss On Non Current Assets Held For Sale [Line Items]
Total	(608,588)	0
Real estate held for sale - Villa del Parque
Schedule Of Impairment Loss On Non Current Assets Held For Sale [Line Items]
Total	(249,761)	0
Real estate held for sale - Avellaneda
Schedule Of Impairment Loss On Non Current Assets Held For Sale [Line Items]
Total	(61,038)	0
Real estate held for sale - Fisherton
Schedule Of Impairment Loss On Non Current Assets Held For Sale [Line Items]
Total	$ 0	$ (1,303,228)